BALANCES WITH RELATED PARTIES	6 Months Ended
Jun. 30, 2020
Convertible Notes Payable To Related Party Abstract
BALANCES WITH RELATED PARTIES
NOTE 10 – BALANCES WITH RELATED PARTIES

Receivable from related party

In May 2020, the Company renewed its line of credit facility agreement with the commercial bank (see note 7). The line of credit is secured also by a bank guarantee of €2,000 ($2,242 as of June 30, 2020) provided by a company related to the main shareholder which was provided against a payment of $2,200 to the company related to the main shareholder. Once the bank guarantee will be canceled the receivable will be repaid to the Company.

Convertible Notes Payable to a Related Party

In May 2014, the Company entered into an arrangement with an entity related to its main shareholder, which replaced all previous arrangements between the parties, to provide it with up to $37,000 in revolving loans through December 2016. The term of the arrangement can be automatically extended for four additional six-month periods at the option of the holder.

All outstanding borrowings from previous arrangements were applied to the borrowing capacity of the new arrangement. Loans received under the arrangement bear interest, which is compounded semi-annually and payable at maturity, at the interest rate charged by the Company’s European commercial bank (LIBOR plus 6% for U.S. dollar-denominated loans and the base rate plus 2% for Euro-denominated loans). The arrangement is secured by a 26% interest in one of the Company's European subsidiaries. In connection with the arrangement, the holder was granted an option to convert outstanding notes payable (including accrued interest) under the arrangement into the Company's common stock at a price of $1.50 per share.

In October 2015, the Supervisory Board of Directors approved to reduce the convertible price of the unpaid interest from $1.50 per share to $0.75 per share. In addition, the loan period was extended until January 1, 2018. The terms of the arrangement can be automatically extended for four additional six months periods at the option of the holder.

In September 2016, the Supervisory Board of Directors approved an increase in the interest rates of the loan from the entity related to the main shareholder, by one percent, retroactively for the whole period of the loan.

In December 2017, the loan period was extended until January 1, 2019. The terms of the arrangement can be automatically extended for four additional six months periods at the option of the holder.

In October 2018, the loan period was extended until June 30, 2020. The terms of the arrangement can be automatically extended for four additional six months periods at the option of the holder.

In January 2019, the entity related to the main shareholder converted $2,889 accrued interest into 3,852,364 shares at a price of $0.75 per share.

The Company determined that the any of the arrangements above did not represent a substantive modification and therefore it was not necessary to evaluate whether the conversion feature qualifies as a freestanding derivative instrument or contained any intrinsic value, which would be considered beneficial.

In May 2019 the Company granted this entity, the option to convert up to $2,000 of the loan into the Company’s shares at a price of $0.40 per share, and all other conversion rights for the balance of the debt except $2,611, which is convertible at a price of $0.75 per share, would eliminate. In December 2019, this entity converted the $2,611 accrued interest into 3,480,968 shares at a price of $0.75 per share.

In June 2019 the Board of Directors approved a one-time compensation of $8,139 to this entity for exchange rate and related losses suffered in connection with its convertible notes to the Company during the years. Compensation was approved subject to closing of investment transaction in the Company’s subsidiary, ABC Technologies B.V., which happened in July 2019 (see note 11).

As a result, the Company recorded $8,139 in connection with this payment which is included in other expenses in the consolidated statement of operation and comprehensive income (loss) for the period ended June 30, 2019.

In July 2019, the Company repaid $30,000 of the convertible notes.

As of June 30, 2020, and December 31, 2019, convertible notes payable to this related party consist of $2,000 and $2,000, respectively.

In October 2020, out of this amount $800 was converted into the Company’s shares according to the agreed terms into 2,000,000 shares.

Note Payable to Related Party

As of June 30, 2020, and December 31, 2019, notes payable to this related party consist of $0 and $1,033, respectively, in principal and $628 and $505, respectively in accrued interest.

Total interest expense related to these notes is $90, $1,106 for the periods June 30, 2020 and 2019, respectively.